Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Financial Liabilities Measured and Recorded at Fair Value on Recurring Basis
The following table summarizes the Company’s financial assets measured and recorded at fair value on recurring basis as of December 31, 2018:

	As of December 31, 2018
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investment	—	265,869,717	—	265,869,717
Long-term available-for-sale debt securities	—	—	50,564,859	50,564,859
The following table summarizes the Company’s financial assets and financ
ial liabilities
measured and recorded at fair value on recurring basis as of December 31, 2019:

	As of December 31, 2019
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Asset:
Short-term investment	—	597,265,740	—	597,265,740
Liability:
Derivative financial liability	—	3,289,676	—	3,289,676

	As of December 31, 2019
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	US$	US$	US$	US$
Assets:
Short-term investment	—	85,791,856	—	85,791,856
Liability:
Derivative financial liability	—	472,532	—	472,532